Commitments and Contingencies (Details Textual) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Commitments and Contingencies (Textual)
Deferred rent expense	$ 209,881		$ 104,565
Operating leases rent expense	$ 105,316	$ 0	$ 112,815
Description of operating lease expiration	The Company leases an office facility and a production / warehouse facility under two non-cancelable operating leases that expire in May 2019 and June 2027, respectively.		The Company leases an office facility and a production / warehouse facility under two non-cancelable operating leases that expire in May 2019 and June 2027, respectively.